Share capital, dividends and earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Share capital, dividends and earnings per share	Share capital, dividends and earnings per share
7.1 Share capital
The share capital of the Company as of December 31, 2023 is CHF 20 million, which is comprised of 499.7 million registered shares, nominal value of CHF 0.04 per share.
The following table shows the movement in the shares:

(shares in millions)(1)	Common stock shares outstanding	Treasury stock shares	Total shares
January 1, 2021	489.2	10.5	499.7
Settlement of equity-based awards	0.9	(0.9)	—
December 31, 2021	490.1	9.6	499.7
Settlement of equity-based awards	1.7	(1.7)	—
December 31, 2022	491.8	7.9	499.7
Settlement of equity-based awards	1.5	(1.5)	—
December 31, 2023	493.2	6.4	499.7
(1)Totals may not sum due to rounding.
All of the Company's 6.4 million shares held in treasury as of December 31, 2023 may only be used to fulfill the future vesting of existing and future equity-based awards.
Capital range and conditional share capital
On May 5, 2023, Alcon's shareholders approved the introduction of a capital range and a conditional share capital in Alcon's Articles of Incorporation. Under the capital range, and until May 5, 2028 or an earlier expiry, the Company's Board of Directors (the "Board") has the authority to increase or decrease the share capital ranging from CHF 19 million (lower limit) to CHF 22 million (upper limit). The capital increase or decrease may be effected by (A) issuing up to the lower of (i) 50 million fully paid-in registered shares and (ii) 10% of the share capital at the time of increase or (B) cancelling up to 25 million registered shares, as applicable. The Board is further authorized to withdraw or restrict subscription rights of existing shareholders and allocate such rights to third parties, the Company or any of its group companies, for the purposes of (a) raising equity capital, (b) acquisition transactions, (c) broadening the shareholders constituency in certain financial or investor market or (d) Board, executive management, employees, advisors or other participation programs.
The Board can also rely on a conditional share capital instrument in its Articles of Incorporation through which the share capital may be increased in an amount not to exceed CHF 2.0 million, by the issuance of up to 50 million fully paid-in registered shares through the voluntary or mandatory exercise of conversion, exchange, option, warrant, subscription or other rights granted to or imposed on shareholders or third parties alone or in connection with the issuance of bonds, notes, options, warrants or other similar securities or contractual obligations of the Company or its affiliates. The conditional share capital may be used for the same purposes as stated in the preceding paragraph in connection with the capital range. As of December 31, 2023, the Board had not made use of the authority under any of the capital range or conditional share capital provisions.
7.2 Dividends
On February 27, 2023, the Board proposed a dividend of CHF 0.21 per share, which was subsequently approved by the shareholders at the Annual General Meeting on May 5, 2023 and paid in May 2023 for an amount of $116 million.
On February 15, 2022, the Board proposed a dividend of CHF 0.20 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 27, 2022 and paid in May 2022 for an amount of $100 million.
On February 23, 2021, the Board proposed a dividend of CHF 0.10 per share, which was subsequently approved by the shareholders at the Annual General Meeting on April 28, 2021 and paid in May 2021 for an amount of $54 million.
7.3 Earnings per share
Basic earnings per share is computed by dividing net income for the period by the weighted average number of common shares outstanding during the period. For the years ended December 31, 2023, 2022 and 2021, the weighted average number of shares outstanding was 493.0 million, 491.4 million and 490.0 million shares, respectively.
The only potentially dilutive securities are the outstanding unvested equity-based awards under the Company's equity-based incentive plans, as described in Note 23. Except when the effect would be anti-dilutive, the calculation of diluted earnings per common share includes the weighted average net impact of unvested equity-based awards. For the years ended December 31, 2023, 2022 and 2021, the weighted average diluted number of shares outstanding was 496.5 million, 494.4 million and 493.4 million, respectively, which includes the potential conversion of 3.5 million, 3.0 million and 3.4 million unvested equity-based awards, respectively.
The average market value of the Company's shares for the purposes of calculating the potentially dilutive effects of unvested equity-based awards was based on quoted market prices for the period that the unvested awards were outstanding.